10-Q FAIR VALUE MEASUREMENTS - Life Insurance Policies (Details) - Life Insurance Policies - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 122,296,559	$ 13,809,352
Policies purchased	40,440,083	186,124,688
Matured/sold policies	(42,538,671)	(125,133,481)
Realized gain (loss) on matured/sold policies	9,478,212	19,606,894
Premiums paid	2,431,040	4,281,610
Unrealized gain(loss) on held policies	5,290,554	27,889,106
Change in estimated fair value	12,337,726	43,214,390
Fair value at end of period	$ 125,488,525	$ 122,296,559